HSBC Total Return Fund
HSBC Total Return Fund
Investment Objective
The investment objective of the HSBC Total Return Fund (the “Fund”) is to maximize total return (comprised of capital appreciation and income).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 26 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 52.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Total Return Fund	Class A	Class I	Class S
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged on shares held for less than 30 days, if applicable)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC Total Return Fund		Class A	Class I	Class S
Management Fees		0.85%	0.85%	0.85%
Distribution (12b-1) Fee		0.25%	none	none
Shareholder Servicing Fee		0.25%	none	none
Other Operating Expenses		1.01%	0.91%	0.81%
Total Other Expenses	[1]	1.26%	0.91%	0.81%
Total Annual Fund Operating Expenses		2.36%	1.76%	1.66%
Fee Waiver and/or Expense Reimbursement	[2]	0.76%	0.51%	0.51%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.60%	1.25%	1.15%
[1]	Based on estimated amounts for the current fiscal year.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.60% for Class A Shares, 1.25% for Class I Shares and 1.15% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until February 28, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example HSBC Total Return Fund (USD $)	1 Year	3 Years
Class A	708	1,191
Class I	209	646
Class S	199	615

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective, under normal market conditions, by investing primarily in instruments of issuers that are economically tied to emerging market countries (defined below), including in derivative instruments such as futures (including interest rate futures), forwards (including non-deliverable forwards), swaps (including interest rate and total return swaps), options (including interest rate options), swaptions and credit default swaps. The Fund may not be invested in all of these types of derivatives at all times. In addition to derivatives, these instruments include exchange traded funds (“ETFs”), investment-grade and high yield securities (“junk bonds”), convertible bonds and equity and equity equivalent securities as further described below. The Fund may engage in short sales, including taking short positions on forwards.

The Fund will invest in instruments that are issued or guaranteed by governments of emerging market countries and corporations that are economically tied to an emerging market country. Investments will be made in emerging market local currency denominated instruments and in instruments denominated in the currency of a member country of the Organisation for Economic Co-operation and Development (“OECD”). The “total return” sought by the Fund consists of income earned on investment, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular country, sector or security.

The Fund will also invest in derivative instruments whose returns are based on the returns of instruments of issuers that are economically tied to emerging market countries or that are issued or guaranteed by governments of emerging market countries, rather than investing directly in such instruments, in order to enhance return. The Fund will also invest in derivative instruments for hedging purposes, including to hedge certain of its exposure to non-U.S. currencies, and for tax-advantaged access to instruments.

An instrument is economically tied to an emerging market country if the issuer is a foreign government (or any political subdivision, agency, authority or instrumentality of such government), it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives 50% or more of its income from its operation within the country, or has 50% or more of its assets in the country. With respect to derivative instruments, generally such instruments are treated as economically tied to emerging market countries if the underlying assets are or the performance of the instrument is otherwise determined with reference to currencies of emerging market countries (or baskets or indexes of such currencies), interest rates that are associated with an emerging market country, or instruments or securities that are issued by foreign governments or issuers organized under the laws of an emerging market country.

The term “emerging markets” includes any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market. Currently, these countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

OECD is an international organization that aims to help governments tackle economic, social and governance challenges of a globalized economy. As of November 1, 2011, OECD’s member countries were Australia, Austria, Belgium, Canada, Chile, Czech Republic, Denmark, Estonia, Finland, France, Germany, Greece, Hungary, Iceland, Ireland, Israel, Italy, Japan, Korea, Luxembourg, Mexico, Netherlands, New Zealand, Norway, Poland, Portugal, Slovak Republic, Slovenia, Spain, Sweden, Switzerland, Turkey, the United Kingdom and the United States.

The Fund may invest without limit in both investment-grade and high yield securities (“junk bonds”). Investment grade securities are those securities that are rated by one or more nationally recognized statistical rating organizations (“NRSROs”) within one of the four highest long-term quality grades at the time of purchase (e.g., “Aaa”,“Aa”,“A” or “Baa” by Moody’s Investors Service (“Moody’s”) or “AAA”,“AA”,“A” or “BBB” by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”)). High yield securities are those securities rated lower than “Baa” by Moody’s or lower than “BBB” by S&P or, if unrated, determined by the Adviser to be of comparable quality. The Fund may purchase securities of various maturities, but expects under normal market conditions to maintain an average portfolio duration of one to three years.

The Fund may invest up to 25% of its net assets in convertible bonds which may be issued by companies of all sizes and market capitalizations that are economically tied to an emerging market country. Convertible bonds include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. Convertible bonds generally fall within the lower-rated categories as determined by NRSROs. The Fund may also invest up to 10% its net assets in equity and equity equivalent securities issued by corporations of all sizes and market capitalizations that are economically tied to an emerging market country.

The Adviser selects securities for purchase and sale by using a top down approach in which country credits, currencies, and local rate curves are analyzed based on their fundamental attractiveness. This analysis is based on information obtained from dedicated in-house market research, local resources and travel to the region, and a variety of other sources including third-party data providers. The Fund’s global exposure is calculated using a value-at-risk approach. The Fund’s strategy is managed in an absolute return style and is not managed with reference to a benchmark. The Adviser employs a multi-strategy investment approach using segments of the hard and local currency universe to build a portfolio with an overall volatility target (generally 5-8%) and a return target approximately twice the volatility. The Fund’s portfolio is constructed through a rigorous correlation and risk/reward analysis that is intended to capture most of the upside in emerging debt markets with less volatility and fewer drawdowns than traditional benchmark-oriented products.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund.

Principal Investment Risks

The Fund has the following principal risks:

• Fixed Income/Debt Instruments Risk: The Fund could lose money or experience a lower rate of return if the Fund holds a fixed income or debt instrument whose issuer is unable to meet its financial obligations, or in the event that interest rates decrease or increase, depending on the Fund’s investments.

• Credit Risk: The Fund could lose money if it holds a fixed income or debt instrument whose issuer is unable to meet its financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade.

• Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of the Fund’s investments in income producing or fixed income or debt instruments. Generally, if interest rates rise, the value of the Fund’s investments may fall.

• High Yield (“Junk Bond”) Risk: The Fund could lose money or experience a lower rate of return if the Fund holds high yield securities that are subject to higher credit risks and are less liquid than other fixed income or debt instruments. Junk bonds are often considered speculative and have significantly higher credit risk than investment grade bonds.

• Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater affect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

• Foreign Securities Risk: Investments in foreign securities are generally riskier than investments in U.S. securities. Foreign securities, including those of emerging market issuers, are subject to additional risks, including international trade, political and regulatory risks.

• Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s investment performance.

• Derivatives Risk: The Fund’s use of futures (including interest rate futures), forwards (including non-deliverable forwards), swaps (including interest rate and total return swaps), options (including interest rate options), swaptions and credit default swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund.

The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. These risks are heightened in light of the fact that the Adviser is using derivatives to enhance return, rather than only as a hedge (or to offset) the risk of a position or security held by the Fund.

• Leverage Risk: Leverage created by borrowing or investments, such as derivatives, can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value.

• Counterparty Risk: The risk that the other party to an investment contract, such as a derivative, will not fulfill its contractual obligations. The Fund will not expose more than 5% of its total assets to individual counterparties.

• Liquidity Risk/Illiquid Securities Risk: The risk that the Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial.

• Exchange Traded Fund Risk: The risks of owning shares in an ETF, including the risks of the underlying investments held by the ETF, index risk in the case of index ETFs, and the risks that an investment in an ETF may become illiquid in the event that trading is halted for the ETF or that the share price of the ETF may be more volatile than the prices of the investments the ETF holds.

• Short Sale Risk: A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

• Convertible Bond Risk. Convertible bonds are subject to the risks of equity securities when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and debt instruments when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible bond is not as sensitive to interest rate changes as a similar non-convertible debt instrument, and generally has less potential for gain or loss than the underlying equity security.

• Issuer Diversification Risk: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. The decline in value of one security will impact the Fund to a greater degree than if the Fund were more broadly diversified. Similarly, the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of issuers in the same country or region.

• Custody Risk: The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in emerging markets may be subject to greater custody risks than investments in more developed securities markets.

• Equity Securities Risk: The Fund may invest up to 10% of its net assets in equity and equity related securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in these securities.

• Capitalization Risk: Stocks of large capitalization companies held by the Fund may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies held by the Fund may involve greater risks due to limited product lines, market and financial or managerial resources, as well as have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Small capitalization companies generally have more risk than medium capitalization companies.

• Market Risk: The value of securities may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole.

• Issuer Risk: The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Fund.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The Fund does not have a full year of performance as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 15, 2012
Entity Registrant Name	dei_EntityRegistrantName	HSBC FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000798290
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 15, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 15, 2012
Prospectus Date	rr_ProspectusDate	Feb 15, 2012
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
Focusing investments in a small number of issuers, industries or foreign currencies increases risk. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. The decline in value of one security will impact the Fund to a greater degree than if the Fund were more broadly diversified. Similarly, the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of issuers in the same country or region.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not have a full year of performance as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.
HSBC Total Return Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged on shares held for less than 30 days, if applicable)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.01%
Total Other Expenses	rr_OtherExpensesOverAssets	1.26%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	708
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,191
HSBC Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HSBC Total Return Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the HSBC Total Return Fund (the “Fund”) is to maximize total return (comprised of capital appreciation and income).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 26 of this prospectus and in the Fund’s Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 52.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example takes the Fund’s Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective, under normal market conditions, by investing primarily in instruments of issuers that are economically tied to emerging market countries (defined below), including in derivative instruments such as futures (including interest rate futures), forwards (including non-deliverable forwards), swaps (including interest rate and total return swaps), options (including interest rate options), swaptions and credit default swaps. The Fund may not be invested in all of these types of derivatives at all times. In addition to derivatives, these instruments include exchange traded funds (“ETFs”), investment-grade and high yield securities (“junk bonds”), convertible bonds and equity and equity equivalent securities as further described below. The Fund may engage in short sales, including taking short positions on forwards.

The Fund will invest in instruments that are issued or guaranteed by governments of emerging market countries and corporations that are economically tied to an emerging market country. Investments will be made in emerging market local currency denominated instruments and in instruments denominated in the currency of a member country of the Organisation for Economic Co-operation and Development (“OECD”). The “total return” sought by the Fund consists of income earned on investment, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular country, sector or security.

The Fund will also invest in derivative instruments whose returns are based on the returns of instruments of issuers that are economically tied to emerging market countries or that are issued or guaranteed by governments of emerging market countries, rather than investing directly in such instruments, in order to enhance return. The Fund will also invest in derivative instruments for hedging purposes, including to hedge certain of its exposure to non-U.S. currencies, and for tax-advantaged access to instruments.

An instrument is economically tied to an emerging market country if the issuer is a foreign government (or any political subdivision, agency, authority or instrumentality of such government), it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives 50% or more of its income from its operation within the country, or has 50% or more of its assets in the country. With respect to derivative instruments, generally such instruments are treated as economically tied to emerging market countries if the underlying assets are or the performance of the instrument is otherwise determined with reference to currencies of emerging market countries (or baskets or indexes of such currencies), interest rates that are associated with an emerging market country, or instruments or securities that are issued by foreign governments or issuers organized under the laws of an emerging market country.

The term “emerging markets” includes any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market. Currently, these countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

OECD is an international organization that aims to help governments tackle economic, social and governance challenges of a globalized economy. As of November 1, 2011, OECD’s member countries were Australia, Austria, Belgium, Canada, Chile, Czech Republic, Denmark, Estonia, Finland, France, Germany, Greece, Hungary, Iceland, Ireland, Israel, Italy, Japan, Korea, Luxembourg, Mexico, Netherlands, New Zealand, Norway, Poland, Portugal, Slovak Republic, Slovenia, Spain, Sweden, Switzerland, Turkey, the United Kingdom and the United States.

The Fund may invest without limit in both investment-grade and high yield securities (“junk bonds”). Investment grade securities are those securities that are rated by one or more nationally recognized statistical rating organizations (“NRSROs”) within one of the four highest long-term quality grades at the time of purchase (e.g., “Aaa”,“Aa”,“A” or “Baa” by Moody’s Investors Service (“Moody’s”) or “AAA”,“AA”,“A” or “BBB” by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”)). High yield securities are those securities rated lower than “Baa” by Moody’s or lower than “BBB” by S&P or, if unrated, determined by the Adviser to be of comparable quality. The Fund may purchase securities of various maturities, but expects under normal market conditions to maintain an average portfolio duration of one to three years.

The Fund may invest up to 25% of its net assets in convertible bonds which may be issued by companies of all sizes and market capitalizations that are economically tied to an emerging market country. Convertible bonds include, but are not limited to: corporate bonds, debentures, notes or preferred stocks and their hybrids that can be converted into (exchanged for) common stock or other securities, such as warrants or options, which provide an opportunity for equity participation. Convertible bonds generally fall within the lower-rated categories as determined by NRSROs. The Fund may also invest up to 10% its net assets in equity and equity equivalent securities issued by corporations of all sizes and market capitalizations that are economically tied to an emerging market country.

The Adviser selects securities for purchase and sale by using a top down approach in which country credits, currencies, and local rate curves are analyzed based on their fundamental attractiveness. This analysis is based on information obtained from dedicated in-house market research, local resources and travel to the region, and a variety of other sources including third-party data providers. The Fund’s global exposure is calculated using a value-at-risk approach. The Fund’s strategy is managed in an absolute return style and is not managed with reference to a benchmark. The Adviser employs a multi-strategy investment approach using segments of the hard and local currency universe to build a portfolio with an overall volatility target (generally 5-8%) and a return target approximately twice the volatility. The Fund’s portfolio is constructed through a rigorous correlation and risk/reward analysis that is intended to capture most of the upside in emerging debt markets with less volatility and fewer drawdowns than traditional benchmark-oriented products.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund has the following principal risks:

• Fixed Income/Debt Instruments Risk: The Fund could lose money or experience a lower rate of return if the Fund holds a fixed income or debt instrument whose issuer is unable to meet its financial obligations, or in the event that interest rates decrease or increase, depending on the Fund’s investments.

• Credit Risk: The Fund could lose money if it holds a fixed income or debt instrument whose issuer is unable to meet its financial obligations. This risk is greater for lower-quality bonds than for bonds that are investment grade.

• Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of the Fund’s investments in income producing or fixed income or debt instruments. Generally, if interest rates rise, the value of the Fund’s investments may fall.

• High Yield (“Junk Bond”) Risk: The Fund could lose money or experience a lower rate of return if the Fund holds high yield securities that are subject to higher credit risks and are less liquid than other fixed income or debt instruments. Junk bonds are often considered speculative and have significantly higher credit risk than investment grade bonds.

• Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater affect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

• Foreign Securities Risk: Investments in foreign securities are generally riskier than investments in U.S. securities. Foreign securities, including those of emerging market issuers, are subject to additional risks, including international trade, political and regulatory risks.

• Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s investment performance.

• Derivatives Risk: The Fund’s use of futures (including interest rate futures), forwards (including non-deliverable forwards), swaps (including interest rate and total return swaps), options (including interest rate options), swaptions and credit default swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund’s net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund.

The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. These risks are heightened in light of the fact that the Adviser is using derivatives to enhance return, rather than only as a hedge (or to offset) the risk of a position or security held by the Fund.

• Leverage Risk: Leverage created by borrowing or investments, such as derivatives, can diminish the Fund’s performance and increase the volatility of the Fund’s net asset value.

• Counterparty Risk: The risk that the other party to an investment contract, such as a derivative, will not fulfill its contractual obligations. The Fund will not expose more than 5% of its total assets to individual counterparties.

• Liquidity Risk/Illiquid Securities Risk: The risk that the Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial.

• Exchange Traded Fund Risk: The risks of owning shares in an ETF, including the risks of the underlying investments held by the ETF, index risk in the case of index ETFs, and the risks that an investment in an ETF may become illiquid in the event that trading is halted for the ETF or that the share price of the ETF may be more volatile than the prices of the investments the ETF holds.

• Short Sale Risk: A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

• Convertible Bond Risk. Convertible bonds are subject to the risks of equity securities when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and debt instruments when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible bond is not as sensitive to interest rate changes as a similar non-convertible debt instrument, and generally has less potential for gain or loss than the underlying equity security.

• Issuer Diversification Risk: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. The Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.” Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. The decline in value of one security will impact the Fund to a greater degree than if the Fund were more broadly diversified. Similarly, the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of issuers in the same country or region.

• Custody Risk: The Fund invests in securities markets that are less developed than those in the U.S., which may expose the Fund to risks in the process of clearing and settling trades and the holding of securities by foreign banks, agents and depositories. Investments in emerging markets may be subject to greater custody risks than investments in more developed securities markets.

• Equity Securities Risk: The Fund may invest up to 10% of its net assets in equity and equity related securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in these securities.

• Capitalization Risk: Stocks of large capitalization companies held by the Fund may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies held by the Fund may involve greater risks due to limited product lines, market and financial or managerial resources, as well as have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Small capitalization companies generally have more risk than medium capitalization companies.

• Market Risk: The value of securities may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole.

• Issuer Risk: The risk that the issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Fund.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund does not have a full year of performance as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.
HSBC Total Return Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged on shares held for less than 30 days, if applicable)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.91%
Total Other Expenses	rr_OtherExpensesOverAssets	0.91%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	209
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	646
HSBC Total Return Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged on shares held for less than 30 days, if applicable)	rr_ExchangeFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.81%
Total Other Expenses	rr_OtherExpensesOverAssets	0.81%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	199
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 615

[1]	Based on estimated amounts for the current fiscal year.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement with the Fund ("Expense Limitation Agreement") under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.60% for Class A Shares, 1.25% for Class I Shares and 1.15% for Class S Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until February 28, 2013. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.